LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term:
Operating lease	12 years 2 months 12 days	9 years 4 months 24 days
Finance lease	14 years 7 months 6 days	15 years 3 months 18 days
Weighted average discount rate:
Operating lease	6.56%	6.09%
Finance lease	8.63%	8.43%